Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Basic and Diluted Net (Loss) Income Per Common Stock	As a result, diluted net (loss) income per common stock is the same as basic net (loss) income per common stock for the periods. Accretion associated with the redeemable Class A common stock is excluded from (loss) income per common stock as the redemption value approximates fair value.

	For the Three Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(881,804)	$(889,103)	$1,524,478	$381,120
Denominator:
Weighted average shares outstanding	5,702,791	5,750,000	23,000,000	5,750,000
Basic and diluted net (loss) income per share	$(0.15)	$(0.15)	$0.07	$0.07
	For the Nine Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(497,798)	$(221,444)	$7,785,699	$1,946,425
Denominator:
Weighted average shares outstanding	12,925,801	5,750,000	23,000,000	5,750,000
Basic and diluted net (loss) income per share	$(0.04)	$(0.04)	$0.34	$0.34
As a result, diluted net income per common stock is the same as basic net income per common stock for the periods. Accretion associated with the redeemable Class A common stock is excluded from earnings per common stock as the redemption value approximates fair value.

	For the Year Ended December 31, 2022		For the Period from February 23, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$9,224,091	$2,306,023	$1,684,834	$2,144,335
Denominator:
Weighted average shares outstanding	23,000,000	5,750,000	3,843,836	4,915,068
Basic and diluted net income per share, redeemable common stock	$0.40	$0.40	$0.44	$0.44

Class A Common Stock Subject to Possible Redemption
As of September 30, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected on the balance sheet are reconciled in the following table:

	September 30, 2023	December 31, 2022
As of beginning of the period	$237,020,680	$234,600,000
Less:
Redemptions	(179,860,588)	—
Plus:
Extension funding of Trust Account	975,000	—
Remeasurement adjustment of carrying value to redemption value	3,404,535	2,420,680
Class A common stock subject to possible redemption	$61,539,627	$237,020,680

As of December 31, 2022 and 2021, the Class A common stock subject to possible redemption reflected on the balance sheet are reconciled in the following table:

	December 31, 2022	December 31, 2021
As of beginning of the period	$234,600,000	$—
Gross proceeds from IPO	—	230,000,000
Less:
Proceeds allocated to Public Warrants	—	(8,395,000)
Class A common stock issuance costs	—	(12,947,813)
Plus:
Remeasurement adjustment of carrying value to redemption value	2,420,680	25,942,813
Class A common stock subject to possible redemption	$237,020,680	$234,600,000